Investment Portfolio	as of April 30, 2019 (Unaudited)

DWS Large Cap Focus Growth Fund

	Shares	Value ($)
Common Stocks 95.8%
Communication Services 10.7%
Entertainment 2.9%
Activision Blizzard, Inc.	72,337	3,487,367
Netflix, Inc.*	10,917	4,045,185
		7,532,552
Interactive Media & Services 6.5%
Alphabet, Inc. "A"*	11,801	14,148,927
Eventbrite, Inc. "A"*	78,500	1,962,500
Pinterest, Inc. "A"*	23,692	733,978
		16,845,405
Wireless Telecommunication Services 1.3%
T-Mobile U.S., Inc.*	45,500	3,321,045
Consumer Discretionary 17.9%
Hotels, Restaurants & Leisure 2.5%
McDonald's Corp.	32,426	6,406,405
Internet & Direct Marketing Retail 4.9%
Amazon.com, Inc.*	6,517	12,555,131
Leisure Products 2.4%
YETI Holdings, Inc.* (a)	174,800	6,236,864
Multiline Retail 2.3%
Dollar General Corp.	47,393	5,975,783
Specialty Retail 5.8%
CarMax, Inc.*	48,308	3,761,261
Floor & Decor Holdings, Inc. "A"*	39,924	1,917,150
Home Depot, Inc.	45,241	9,215,592
		14,894,003
Consumer Staples 3.1%
Food & Staples Retailing 2.0%
Costco Wholesale Corp.	20,818	5,111,443
Personal Products 1.1%
Estee Lauder Companies, Inc. "A"	17,269	2,966,987
Energy 0.6%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.	13,623	1,571,822
Financials 7.5%
Capital Markets 2.5%
Intercontinental Exchange, Inc.	81,300	6,613,755
Insurance 5.0%
Progressive Corp.	163,995	12,816,209
Health Care 14.7%
Health Care Equipment & Supplies 7.6%
Becton, Dickinson & Co.	40,000	9,629,600
DexCom, Inc.*	27,000	3,268,890
Edwards Lifesciences Corp.*	15,253	2,685,596
Inogen, Inc.*	15,858	1,384,403
Intuitive Surgical, Inc.*	5,050	2,578,682
		19,547,171
Health Care Providers & Services 0.8%
Guardant Health, Inc.* (a)	6,372	417,430
PetIQ, Inc.*	55,847	1,534,117
		1,951,547
Health Care Technology 1.3%
Evolent Health, Inc. "A"*	237,000	3,211,350
Life Sciences Tools & Services 3.1%
Thermo Fisher Scientific, Inc.	29,070	8,065,471
Pharmaceuticals 1.9%
Zoetis, Inc.	49,100	5,000,344
Industrials 10.4%
Aerospace & Defense 2.8%
Boeing Co.	18,899	7,137,963
Electrical Equipment 2.2%
AMETEK, Inc.	63,510	5,599,677
Industrial Conglomerates 2.7%
Roper Technologies, Inc.	19,475	7,005,157
Machinery 1.0%
Parker-Hannifin Corp.	14,000	2,535,120
Road & Rail 1.7%
Lyft, Inc. "A"* (a)	3,649	218,210
Norfolk Southern Corp.	20,627	4,208,321
		4,426,531
Information Technology 28.5%
Electronic Equipment, Instruments & Components 1.2%
Trimble, Inc.*	75,000	3,061,500
IT Services 7.0%
Fiserv, Inc.*	35,000	3,053,400
Switch, Inc. "A"	193,200	2,100,084
Visa, Inc. "A"	77,964	12,819,621
		17,973,105
Semiconductors & Semiconductor Equipment 1.6%
NVIDIA Corp.	22,243	4,025,983
Software 12.9%
Globant SA*	49,000	4,115,510
Guidewire Software, Inc.*	42,000	4,473,000
Microsoft Corp.	126,023	16,458,604
salesforce.com, Inc.*	25,627	4,237,424
ServiceNow, Inc.*	15,000	4,072,650
		33,357,188
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.	74,304	14,910,584
Materials 0.9%
Construction Materials
Vulcan Materials Co.	18,035	2,274,394
Real Estate 1.5%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	32,618	3,839,465
Total Common Stocks (Cost $140,791,358)		246,769,954
Securities Lending Collateral 2.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.35% (b) (c) (Cost $6,919,385)	6,919,385	6,919,385
Cash Equivalents 4.5%
DWS Central Cash Management Government Fund, 2.46% (b) (Cost $11,679,425)	11,679,425	11,679,425
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $159,390,168)	103.0	265,368,764
Other Assets and Liabilities, Net	(3.0)	(7,664,288)
Net Assets	100.0	257,704,476

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended April 30, 2019 are as follows:

Value ($) at 7/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 4/30/2019	Value ($) at 4/30/2019
Securities Lending Collateral 2.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.35% (b) (c)
2,904,623	4,014,762 (d)	—	—	—	101,809	—	6,919,385	6,919,385
Cash Equivalents 4.5%
DWS Central Cash Management Government Fund, 2.46% (b)
8,885,113	44,620,008	41,825,696	—	—	94,726	—	11,679,425	11,679,425
11,789,736	48,634,770	41,825,696	—	—	196,535	—	18,598,810	18,598,810

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at April 30, 2019 amounted to $6,800,633, which is 2.6% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended April 30, 2019.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$246,769,954	$—	$—	$246,769,954
Short-Term Investments (e)	18,598,810	—	—	18,598,810
Total	$265,368,764	$—	$—	$265,368,764

(e)	See Investment Portfolio for additional detailed categorizations.